Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	September 30, 2018
	Headquarters	U.S. Territories	Other	Total
Revenue	$-	$-	$-	$-
Assets	$39,016	$757,738	$164,901	$961,655
Net Loss	$(3,285,410)	$-	$-	$(3,285,410)
Property and equipment	$842	$-	$-	$842
Capitalized construction in process	$-	$757,738	$164,901	$922,639
Depreciation	$510	$-	$-	$510
Additions to capitalized construction in process	$-	$30,000	$-	$30,000

	September 30, 2017
	Headquarters	U.S. Territories	Other	Total
Revenue	$-	$-	$-	$-
Assets	$24,701	$870,140	$48,998	$943,839
Net loss	$(10,614,118)	$-	$-	$(10,614,118)
Property and equipment	$1,522	$-	$-	$1,522
Capitalized construction in process	$-	$870,140	$48,998	$919,138
Depreciation	$844	$-	$-	$844
Additions to capitalized construction in process	$-	$72,853	$-	$72,853

	December 31, 2017
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$-	$-	$-	$-	$-
Assets	451,367	892,639		-	1,344,006
Net loss	(14,591,675)	-	-	-	(14,591,675)
Property and equipment	1,352	-	-	-	1,352
Assets under construction		892,639		-	892,639
Depreciation	1,014	-	-	-	1,014
Additions to assets under construction	-	95,352	-	-	95,352

	December 31, 2016
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$-	$-	$-	$-	$-
Assets	40,410	797,287	-	48,998	886,695
Net Loss	(5,837,007)	-	(271,110)	-	(6,108,117)
Property and equipment	2,366	-	-	-	2,366
Capitalized construction in process		797,287	-	48,998	846,285
Depreciation	4,207	-	-	-	4,207
Additions to assets under construction	-	119,722	-	-	119,722